[LOGO]                                    MONY LIFE INSURANCE COMPANY
                                          1290 Avenue of the Americas
                                          New York NY 10104

                                          DODIE KENT
                                          Vice President and Counsel
                                          212-314-3970
                                          Fax: 212-707-7947


March 11, 2005

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   Keynote Series Account (the "Registrant")
           (Registration Nos. 033-33318 and 811-05457; IVA Subaccount)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners the annual report for the period ended December 31, 2004 for the following mutual fund in which the Registrant invests:

o   EQ ADVISORS TRUST - UNDERLYING FUND:
    -  EQ/MONY Equity Income Portfolio

MONY understands that the Fund has filed or will file its annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,

/S/ DODIE KENT
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Dodie Kent